PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

8. Property, Plant and Equipment

The Company's property, plant and equipment are summarized as follows:

	Furniture & fixtures	Office & Communication equipment	Vehicles	Land and Building	Field camps and equipment	Right-of-use asset	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Cost
Balance at January 1, 2023	151,786	32,318	11,708	374,567	1,037,342	687,957	84,906	2,380,584
Additions	-	-	-	-	-	246,809	-	246,809
Disposals	-	-	-	-	-	(687,957)	-	(687,957)
Balance at December 31, 2023	151,786	32,318	11,708	374,567	1,037,342	246,809	84,906	1,939,436
Additions	-	-	35,000	-	-	-	-	35,000
Disposals	-	-		(217,617)	-	-	-	(217,617)
Balance at December 31, 2024	151,786	32,318	46,708	156,950	1,037,342	246,809	84,906	1,756,819

Accumulated Depreciation
Balance at January 1, 2023	151,786	29,969	11,708	41,316	263,022	687,957	84,906	1,270,664
Additions	-	1,086	-	16,975	48,198	68,558	-	134,817
Disposals	-	-	-	-	-	(687,957)	-	(687,957)
Balance at December 31, 2023	151,786	31,055	11,708	58,291	311,220	68,558	84,906	717,524
Additions	-	724	4,374	11,007	48,197	82,270	-	146,572
Disposals	-	-	-	(56,707)	-	-	-	(56,707)
Balance at December 31, 2024	151,786	31,779	16,082	12,591	359,417	150,828	84,906	807,389

Book Value
Balance at January 1, 2023	-	2,349	-	333,251	774,320	-	-	1,109,920
Balance at December 31, 2023	-	1,263	-	316,276	726,122	178,251	-	1,221,912
Balance at December 31, 2024	-	539	30,626	144,359	677,925	95,981	-	949,430

During the year ended December 31, 2024, depreciation in the amount of $63,579 (year ended December 31, 2023 - $65,173, year ended December 31, 2022 - $24,093) was capitalized to exploration and evaluation assets.